BANK FINANCIAL ASSETS AND LIABILITIES - Movements in provision for impairment losses on loans (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	₽ 4,623
Ending Balance	3,536	₽ 4,623
Accumulated Depreciation | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	3,744	3,957
New financial assets originated or purchased	317	418
Change due to change of credit risk	(1,579)	(21)
Sale of loans		(279)
Write-offs	(79)	(515)
Recovery of previously written-off assets	975	184
Other movements	(240)
Ending Balance	3,138	3,744
Accumulated Depreciation | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	12,692	6,067
New financial assets originated or purchased	3,821	1,226
Change due to change of credit risk	8,487	6,648
Sale of loans	(4,324)
Write-offs	(3,282)	(1,631)
Recovery of previously written-off assets	582	382
Ending Balance	17,976	12,692
Stage 1 | Accumulated Depreciation | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	899	681
- Transfer to stage 1	119	1
- Transfer to stage 2	(46)	(66)
- Transfer to stage 3	(105)	(30)
New financial assets originated or purchased	317	418
Change due to change of credit risk	(126)	(105)
Other movements	(240)
Ending Balance	818	899
Stage 1 | Accumulated Depreciation | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	3,099	1,808
- Transfer to stage 1	1,809	1,396
- Transfer to stage 2	(939)	(415)
- Transfer to stage 3	(278)	(2)
New financial assets originated or purchased	3,821	1,226
Change due to change of credit risk	(1,419)	(914)
Ending Balance	6,093	3,099
Stage 2 | Accumulated Depreciation | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	141	77
- Transfer to stage 1	(119)	(1)
- Transfer to stage 2	49	66
- Transfer to stage 3	(26)	(47)
Change due to change of credit risk	(20)	46
Ending Balance	25	141
Stage 2 | Accumulated Depreciation | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	1,446	923
- Transfer to stage 1	(1,633)	(1,172)
- Transfer to stage 2	1,220	594
- Transfer to stage 3	(4,691)	(3,848)
Change due to change of credit risk	7,019	4,949
Ending Balance	3,361	1,446
Stage 3 | Accumulated Depreciation | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	2,704	3,199
- Transfer to stage 2	(3)
- Transfer to stage 3	131	77
Change due to change of credit risk	(1,433)	38
Sale of loans		(279)
Write-offs	(79)	(515)
Recovery of previously written-off assets	975	184
Ending Balance	2,295	2,704
Stage 3 | Accumulated Depreciation | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	8,147	3,336
- Transfer to stage 1	(176)	(224)
- Transfer to stage 2	(281)	(179)
- Transfer to stage 3	4,969	3,850
Change due to change of credit risk	2,887	2,613
Sale of loans	(4,324)
Write-offs	(3,282)	(1,631)
Recovery of previously written-off assets	582	382
Ending Balance	₽ 8,522	₽ 8,147